Schedule of Business Acquisitions, by Acquisition (Detail) - USD ($) $ in Thousands					1 Months Ended
	Jun. 01, 2015	Apr. 24, 2015	Dec. 01, 2014	Jan. 16, 2014	Jun. 30, 2015	Dec. 31, 2014	Sep. 01, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Investments in associates					$ 2,495	$ 880
Goodwill					32,537	22,470		$ 1,228
Line of credit					0	$ 5,420
Victory Medical Center Houston Lp Victory [Member]
Business Acquisition [Line Items]
Cash		$ 64
Accounts receivable		2,500
Other receivable		6,325
Prepaid expenses		44
Inventory		662
PP&E		4,860
Other long-term assets		2
Goodwill		9,447
Assets acquired		25,137
Accounts payable		6,266
Accrued liabilities		3,198
Long-term portion of Capital Leases		2,278
Debt		6,052
Liabilities assumed		17,794
Cash, net of cash acquired		1,436
Debt assumed		5,907
Total consideration		7,343
Victory Medical Center Houston Lp Victory [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Intangible assets		280
Victory Medical Center Houston Lp Victory [Member] | Medicare License [Member]
Business Acquisition [Line Items]
Intangible assets		940
Victory Medical Center Houston Lp Victory [Member] | Hospital [Member]
Business Acquisition [Line Items]
Intangible assets		$ 13
Peak Surgeon Innovations Llc Peak [Member]
Business Acquisition [Line Items]
Cash	$ 1
Accounts receivable	315
Prepaid expenses	4
Goodwill	1,318
Assets acquired	1,638
Accounts payable	138
Cash, net of cash acquired	850
Stock issued as consideration	650				$ 700
Total consideration	$ 1,500
Two imaging centers and one urgent care clinic in Houston [Member]
Business Acquisition [Line Items]
Prepaid expenses				$ 129
PP&E				2,271
Goodwill				701
Assets acquired				3,101
Accounts payable				697
Debt				1,544
Liabilities assumed				2,241
Cash, net of cash acquired				346
Stock issued as consideration				514
Total consideration				$ 860
Formation Of First Nobilis [Member]
Business Acquisition [Line Items]
Accounts receivable							$ 6,509
Investments in associates							7,500
Inventory							598
Goodwill							1,249
Assets acquired							13,556
Accounts payable							6,060
Unfavorable lease							290
Liabilities assumed							6,350
Formation Of First Nobilis [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible Asset							1,200
Formation Of First Nobilis [Member] | Physician And Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Asset							$ 4,000
Athas [Member]
Business Acquisition [Line Items]
Cash			$ (53)
Accounts receivable			6,427
Other receivable			450
Prepaid expenses			226
Investments in associates			730
PP&E			752
Goodwill			19,292
Assets acquired			41,514
Accounts payable			1,531
Accrued liabilities			3,470
Line of credit			4,120
Subordinated notes payable			635
Debt			157
Other current liabilities			102
Other long-term liabilities			260
Liabilities assumed			10,275
Cash, net of cash acquired			3,000
Debt assumed			12,000
Stock issued as consideration			16,239
Total consideration			31,239
Athas [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Intangible Asset			4,770
Athas [Member] | Internally developed software [Member]
Business Acquisition [Line Items]
Intangible Asset			1,980
Athas [Member] | Non-compete agreements [Member]
Business Acquisition [Line Items]
Intangible Asset			1,820
Athas [Member] | Trade secret methodology [Member]
Business Acquisition [Line Items]
Intangible Asset			$ 5,120